Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash And Cash Equivalents	Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 31 December 2023 and 2022 are as follows:

	2023	2022
Cash and cash equivalents denominated in US dollars	1,466	10,377
Cash and cash equivalents denominated in other currencies	9,691	56,050
	11,157	66,427
Restricted cash
Restricted cash relates to cash that may only be used pursuant to certain of the Group’s borrowing arrangements. Therefore, these deposits are not available for general use by the Group. Movements in restricted cash balances during the years ended 31 December 2023 and 2022 are as follows:

	2023	2022
Balance at 1 January	25,187	10,087
Additions during the year	—	14,914
Interest income	945	186
Balance at 31 December	26,132	25,187
The Group’s restricted cash is available for use after one year or later.